Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SUPPLEMENTAL SCHEDULE
BGC Group, Inc. Deferral Plan for Employees of BGC Group, Inc., Cantor Fitzgerald, L.P. and Their Affiliates
Plan Number 001
Employer Identification Number (EIN) 13-3680189
Form 5500, Schedule H, Part IV, Line 4i—Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment	Cost**	Current Value
	Participant-Directed Investments
*	AdvisorTrust FDIC Insured DDA	Cash Equivalent	—	$11,375,641
	Allspring Special Mid Cap Value Fund Class Inst	Registered Investment Co.	—	4,957,002
	American Funds The Income Fund of America Class R-6	Registered Investment Co.	—	7,360,095
	AQR Diversifying Strategies R6	Registered Investment Co.	—	2,340,565
	Baron Emerging Markets Fund Institutional Class	Registered Investment Co.	—	5,921,797
	BNY Mellon Natural Resources Fund Class I	Registered Investment Co.	—	1,572,441
	Brandywine Global High Yield Fund Class I	Registered Investment Co.	—	3,155,306
*	BGC Group Stock Portfolio	Unitized Portfolio Account	—	3,632,875
	Causeway International Small Cap	Registered Investment Co.	—	5,166,334
	ClearBridge International Growth IS	Registered Investment Co.	—	10,629,090
	Dodge & Cox Stock Fund	Registered Investment Co.	—	27,598,627
	DoubleLine Low Duration Emerging Markets Fixed Income	Registered Investment Co.	—	2,299,411
	DoubleLine Total Return Bond Fund Class I	Registered Investment Co.	—	19,522,714
	Driehaus Event Driven Fund	Registered Investment Co.	—	2,553,753
	Driehaus Small Cap Growth Institutional	Registered Investment Co.	—	7,243,337
	Federated Hermes MDT Large Cap Growth	Registered Investment Co.	—	10,031,589
	Fidelity Capital & Income Fund	Registered Investment Co.	—	6,487,702
	Fidelity Contrafund	Registered Investment Co.	—	53,988,513
	Fidelity Low-Priced Stock Fund	Registered Investment Co.	—	5,796,065
	First American Government Obligations Fund Z	Cash Equivalent	—	88,671
	First Eagle Overseas Fund Class R6	Registered Investment Co.	—	4,521,141
	iShares Core 1-5 Year USD Bond ETF	Registered Investment Co.	—	2,123,551
	iShares Core Dividend Growth ETF	Registered Investment Co.	—	1,905,150
	iShares Core High Dividend ETF	Registered Investment Co.	—	1,126,136
	iShares Core MSCI Total Institutional Stock ETF	Registered Investment Co.	—	29,485,974
	iShares Core US Aggregate Bond ETF	Registered Investment Co.	—	13,993,247
	iShares Core US REIT ETF	Registered Investment Co.	—	3,606,195
	iShares North American Natural Resources ETF	Registered Investment Co.	—	4,712,152
	iShares Russell 2000 ETF	Registered Investment Co.	—	2,465,070
	JPMorgan Equity Premium Income ETF	Registered Investment Co.	—	2,070,907
	JPMorgan Strategic Income Opportunities Fund R5	Registered Investment Co.	—	1,849,714
	MFS Value Fund Class R6	Registered Investment Co.	—	2,484,314
	Morley Stable Value Fund	Common Collective Trust	—	5,181,385
	Nuveen Real Estate Income Fund Class I	Registered Investment Co.	—	3,231,799
	Palm Valley Capital Fund Investor Class	Registered Investment Co.	—	98
	PIMCO Total Return Instl	Registered Investment Co.	—	300
	Riverpark Strategic Income Fund Institutional Class	Registered Investment Co.	—	2,320,680
	T. Rowe Price International Stock Fund I	Registered Investment Co.	—	4,150,478
	Touchstone Small Cap Value Institutional	Registered Investment Co.	—	6,245,873
	Undiscovered Managers Behavioral Value Fund Class R-6	Registered Investment Co.	—	2,232,858
	Vanguard Health Care Fund Admiral Shares	Registered Investment Co.	—	12,107,756
	Vanguard Institutional Index Fund Institutional Shares	Registered Investment Co.	—	60,954,518
	Vanguard Mega Cap ETF	Registered Investment Co.	—	9,873,074
	Vanguard Mid-Cap Index Fund Admiral Shares	Registered Investment Co.	—	19,250,638
	Vanguard Short-Term Treasury Admiral Shares	Registered Investment Co.	—	14,078,841

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment	Cost**	Current Value
	Vanguard Small-Cap Index Fund Admiral Shares	Registered Investment Co.	—	15,973,557
	Vanguard Total Bond Market Index Fund Admiral Shares	Registered Investment Co.	—	4,511,025
	Vanguard Total Stock Market ETF	Registered Investment Co.	—	54,125,051
	Vanguard Total Stock Market Index Fund Admiral Shares	Registered Investment Co.	—	35,032,651
				$511,335,661

*	Participant Loans	Participants’ Loans (1)		3,726,331
				$515,061,992
*    Party-in-interest as defined by ERISA.
**    Cost information is not required for participant-directed investments and is therefore not included.
(1)    Maturing 2026 to 2054 at interest rates of 3.25% to 10.50%.